UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-206582-12

Central Index Key Number of the issuing entity: 0001718322

BANK 2017-BNK8
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-206582

Central Index Key Number of the depositor: 0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Central Index Key Number 0001102113)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

National Cooperative Bank, N.A.
(Central Index Key Number 0001577313)
(Exact names of sponsors as specified in their respective charters)

Amy Kim, (212) 762-5079
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “October 23 Form ABS-EE”), filed with the Securities and Exchange Commission on October 23, 2017, with respect to BANK 2017-BNK8, Commercial Mortgage Pass-Through Certificates, Series 2017-BNK8. Effective upon the filing of this Form ABS-EE/A, each of Exhibit 102 and Exhibit 103 of the October 23 Form ABS-EE is replaced and superseded in its entirety by Exhibit 102 and Exhibit 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

Date: November 13, 2017	/s/ George Kok
By: George Kok, Chief Executive Officer & President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document